Retirement Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Employer contribution to benefit plans and defined contribution plans	$ 1,622	$ 2,263
Accumulated benefit obligation for all defined benefit plans	40,170	31,834
Consolidated Accumulated other comprehensive loss attributable to foreign currency translation adjustments	85,319	50,864
Estimated amount amortized from accumulated other comprehensive loss into net periodic benefit cost	244
Company currently anticipates contributing to fund its defined benefit plans	2,366
Defined Contribution Plans [Member]
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Employer contribution to benefit plans and defined contribution plans	10,853	6,672	10,699
Defined Benefit Pension Plans [Member]
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Employer contribution to benefit plans and defined contribution plans	$ 1,622	$ 2,263	$ 2,981